Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Summary of Significant Accounting Policies (Details) [Line Items]
Allowance for expected credit losses (in Dollars)	$ 170,643
Impairment on investment (in Dollars)
Impairment of long-lived assets (in Dollars)
Revenues from contracts with customers, percentage	3.50%	3.00%	3.60%
Structured note portfolio, description	The Company subscribed for 50% of the structured note portfolio. According to the agreements among the Company and other holders of structured notes, (i) in the event the portfolio makes gains and declares distribution of dividends from the portfolio, the Company is entitled to 20% of dividends, (ii) in the event the portfolio suffers losses, the other 50% holders of structured notes shall bear the losses until the net assets of the portfolio reached 55% of total subscription amount, and (iii) in the event the net assets of portfolio is below 55% of subscription amount, the portfolio is terminated, (2) US common stocks, which are included in Securities owned, at fair value, and (3) foreign exchange forward purchased on the investment accounts in JP Morgan.
Tax benefit percentage	50.00%
Accounts Receivable [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Allowance for expected credit losses (in Dollars)
Broker One [Member] | Customer Concentration Risk [Member] | Commission Expense [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Total revenue	70.00%	76.00%	55.00%
Broker Two [Member] | Customer Concentration Risk [Member] | Commission Expense [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Total revenue	25.00%	18.00%	35.00%
Broker Three [Member] | Customer Concentration Risk [Member] | Commission Expense [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Total revenue			11.00%
Long-term investment [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Equity method investment percentage	3.00%
Long-term investment [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Equity method investment percentage	5.00%
Customers [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Total revenue	15.00%
Customer One [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Total revenue		13.00%	35.00%
Customer One [Member] | Customer Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Total revenue	24.00%	27.00%
Customer Two [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Total revenue		10.00%	18.00%
Customer Two [Member] | Customer Concentration Risk [Member] | Commission Expense [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Total revenue		19.00%
Customer Two [Member] | Customer Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Total revenue	22.00%
Customer Three [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Total revenue			11.00%
Customer Three [Member] | Customer Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Total revenue	13.00%
Customer Four [Member] | Customer Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Total revenue	13.00%